UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:4/30/08

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 91.0%
		AEROSPACE / DEFENSE - 6.1%
	43,750	BE Aerospace, Inc. *	$ 1,765,750
	27,500	Boeing, Co.	2,333,650
			4,099,400
		AUTO MANUFACTURERS - 2.2%
	175,000	Ford Motor Co. *	1,445,500

		BANKS - 1.0%
	87,500	UCBH Holdings, Inc.	637,000

		BIOTECHNOLOGY - 6.2%
	32,500	Genentech, Inc.*	2,216,500
	27,500	Genzyme Corp.*	1,934,625
			4,151,125

		COMPUTERS - 5.5%
	17,500	Apple, Inc.* +	3,044,125
	5,000	Research In Motion, Ltd. *	608,150
			3,652,275

		DIVERSIFIED FINANCIAL SERVICES - 11.2%
	10,000	IntercontinentalExchange, Inc. *	1,551,500
	55,000	J.P. Morgan Chase & Co.	2,620,750
	27,500	Morgan Stanley	1,336,500
	30,000	NYSE Euronext	1,983,000
			7,491,750

		FOOD & BEVERAGE - 4.5%
	25,000	PepsiCo, Inc.	1,713,250
	40,000	Whole Foods Market, Inc.	1,305,600
			3,018,850

		HEALTHCARE & HEALTHCARE PRODUCTS - 13.9%
	37,500	Accuray, Inc. *	293,625
	17,500	Intuitive Surgical, Inc.* +	5,062,050
	40,000	Medtronic, Inc.	1,947,200
	30,000	Stryker Corp.	1,944,900
			9,247,775

		INDUSTRIAL - 2.4%
	25,000	Foster Wheeler, Ltd. *	1,592,250

		INSURANCE - 2.3%
	350	Berkshire Hathaway, Inc. Class B*	1,559,950

		INTERNET - 2.8%
	3,250	Google, Inc. *	1,866,443

		LODGING - 5.3%
	22,500	Las Vegas Sands Corp. *	1,714,950
	17,500	Wynn Resorts, Ltd.	1,843,450
			3,558,400

		MACHINERY - CONSTRUCTION & MINING - 2.8%
	15,000	Bucyrus International, Inc. +	1,888,950

		MISCELLANEOUS MANUFACTURING - 1.8%
	30,000	Ceradyne, Inc.*	1,168,800

		OIL & GAS - 6.8%
	70,000	Dresser-Rand Group, Inc.*	2,559,900
	20,000	Schlumberger, Ltd.	2,011,000
			4,570,900

		PHARMACEUTICALS - 4.2%
	67,500	Cubist Pharmaceuticals, Inc. *	1,306,800
	17,500	United Therapeutics Corp. *	1,478,750
			2,785,550

		SEMI-CONDUCTORS - 2.1%
	22,500	MEMC Electronic Materials, Inc. *	1,416,825

		SOFTWARE - 3.6%
	85,000	Microsoft Corp.	2,424,200

		TELECOMMUNICATIONS - 4.2%
	65,000	Qualcomm, Inc.	2,807,350

		TOBACCO - 2.1%
	27,500	Philip Morris International, Inc. *	1,403,325

		TOTAL COMMON STOCKS (Cost $57,074,656)	60,786,618

		SHORT-TERM INVESTMENTS - 7.7%
	4,118,004	Milestone Treasury Obligation Portfolio,
		Institutional Class, 1.93%, 5/1/08**	4,118,004
	Principal
	$ 1,024,000	United States Treasury Notes, to yield 3.25%, 1/15/09	1,035,520

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,155,185)	5,153,524

		TOTAL INVESTMENTS - 98.7% (Cost $62,229,841) (a)	$ 65,940,142
		ASSETS IN EXCESS OF OTHER LIABILITIES - 1.3%	789,492
		NET ASSETS - 100.0%	$ 66,729,634

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 8,516,306
		Unrealized depreciation:	(4,806,005)
		Net unrealized appreciation:	$ 3,710,301

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.
+	All or a portion of this security may be segregated for open written options.

		Schedule of Options Written
		April 30, 2008 (Unaudited)
	Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	25	Apple, Inc., Jun 08, Call @ $170	$ 31,250
	25	Bucyrus International, Inc., May 08, Call @ $125	14,500
	10	Intuitive Surgical, Inc., Jul 08, Call @ $330	13,000
	35	Intuitive Surgical, Inc., Jul 08, Call @ $400	9,450
	100	J. P. Morgan Chase & Co., Jan 09, Put @ $45	40,500
	100	J. P. Morgan Chase & Co., Jan 09, Put @ $50	63,000
		TOTAL OPTIONS WRITTEN
		(Premiums received $302,010)	$ 171,700

***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	60,786,618	-171,700
Level 2 - Other Significant Observable Inputs	5,153,524	0
Level 3 - Significant Unobservable Inputs	0	0
Total	65,940,142	-171,700
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/20/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/20/08